Stock-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Summary of assumptions used to compute the fair value of options granted
The following table summarizes assumptions used to compute the fair value of options granted:

	September 30, 2023	December 31, 2022
Stock price	$7.04	$1.54
Exercise price	$7.36	$1.70
Expected volatility	80.00 - 99.03%	53.61 - 55.30%
Expected term (in years)	5.25 - 6.08	5.94 - 6.08
Risk-free interest rate	3.46 - 4.31%	1.95 - 2.85%

The following table summarizes assumptions used to compute the fair value of options granted:

	Year Ended December 31,
	2022	2021
Stock price	$1.54	$1.11
Exercise price	$1.70	$0.76 - 1.73
Expected volatility	53.61 - 55.30%	49.70 - 54.58%
Expected term (in years)	5.94 - 6.08	5.44 - 6.08
Risk-free interest rate	1.95 - 2.85%	0.60 - 1.34%

Summary of stock option activity under the plan
A summary of stock option activity under the Plan is as follows:

	Shares Underlying Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Intrinsic Value
Outstanding at December 31, 2022	603,578	$1.35	7.95	$3,433,946
Granted	606,200	7.36
Exercised	(10,288)	0.76		64,609
Expired	(19,531)	1.71
Forfeited	(69,750)	3.40

Outstanding at September 30, 2023	1,110,209	$4.50	8.33	$3,004,816

Exercisable at September 30, 2023	450,909	$2.37	7.21	$2,136,325

A summary of stock option activity under the Plan is as follows:

	Shares Underlying Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Intrinsic Value
Outstanding at January 1, 2021	934,079	$0.73	8.99	$356,328
Granted	500,500	1.51
Exercised	(168,748)	0.76		59,062
Expired	(24,142)	0.76
Forfeited	(459,974)	0.85

Outstanding at December 31, 2021	781,715	1.15	7.20	369,102

Granted	382,500	1.70
Exercised	(13,891)	0.76		10,835
Expired	(196,154)	0.85
Forfeited	(350,592)	1.59

Outstanding at December 31, 2022	603,578	$1.35	7.95	$3,433,946

Exercisable at December 31, 2022	301,199	$1.00	7.00	$1,818,865